Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

March 18, 2016

Colleen Bathen Meyer

T +1 415 315 6366

F +1 415 315 4819

Colleen.Meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Schroder Capital Funds (Delaware) (File Nos. 2-34215; 811-1911)

Ladies and Gentlemen:

On behalf of Schroder Capital Funds (Delaware) (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for electronic submission via EDGAR are exhibits containing an XBRL interactive data file relating to the definitive prospectuses of the series of the Trust dated March 1, 2016, filed with the Securities and Exchange Commission on March 2, 2016 under Rule 497(c).

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(c).

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at 415-315-6366.

Regards,

/s/ COLLEEN B. MEYER, ESQ.
Colleen B. Meyer, Esq.

cc:	Carin F. Muhlbaum, Esq.
Abby L. Ingber, Esq.
Reid B. Adams, Esq.
Timothy W. Diggins, Esq.